Bank Loan	12 Months Ended
Dec. 31, 2023
Bank Loans [Abstract]
BANK LOAN
10	BANK LOAN

On April 10, 2023, the Company entered into a short-term loan agreement credit limit RMB80,000 with China CITIC Bank until April 10, 2024 with an interest rate of 4.95% per annum. During fiscal year 2022, the borrowing amount was RMB60,000, and a balance remains. The short-term loan agreement was based on the Company’s credit standing and no securities or guarantees were involved.

On July 4, 2022, the Company entered into a short-term loan agreement credit limit RMB60,000 with Guangdong Development Bank until July 3, 2024 with an interest rate of 4.65% per annum. During fiscal year 2023, borrowing amount was RMB27,970, and the balance remains. The short-term loan agreement was based on the Company’s credit standing and no securities or guarantees were involved.

On April 12, 2021, the Company entered into a short-term loan agreement credit limit RMB60,000 with China CITIC Bank until April 8, 2022 with an interest rate of 4.65% per annum. During fiscal year 2022, the borrowing amount was RMB59,065, and the amount of RMB58,348 has been repaid, and a balance of RMB1,542 remains. During fiscal year 2023, the amount of RMB1,542 has been repaid. The short-term loan agreement was based on the Company’s credit standing and no securities or guarantees were involved.

On July 4, 2022, the Company entered into a short-term loan agreement credit limit RMB60,000 with Guangdong Development Bank until July 3, 2023 with an interest rate of 4.65% per annum. During fiscal year 2022, borrowing amount was RMB32,030, and the balance remains. During fiscal year 2023, the amount of RMB32,030 has been repaid. The short-term loan agreement was based on the Company’s credit standing and no securities or guarantees were involved.